03025042

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

A. Name of issuer or persons filing ("Filers"):
TABCORP Holdings Limited
TABCORP Investments No.2 Pty Ltd
TABCORP Issuer Pty Ltd

B. This is (check one)
[X] an original filing for the Filers
[ ] an amended filing for the Filers

C. Identify the filing in conjunction with which this Form is being filed:
Name of subject company: Jupiters Limited 005-79214
Form type: Form CB
File Number (if known): None
Filed by:
TABCORP Holdings Limited
TABCORP Investments No.2 Pty Ltd
TABCORP Issuer Pty Ltd
Date Filed (if filed concurrently, so indicate): Concurrently

D. TABCORP Holdings Limited is incorporated under the laws of the Commonwealth of Australia and has its principal place of business at 5 Bowen Crescent, Melbourne, Victoria 3004, Australia.

TABCORP Investments No.2 Pty Ltd is incorporated under the laws of the Commonwealth of Australia and has its principal place of business at 5 Bowen Crescent, Melbourne, Victoria 3004, Australia.

TABCORP Issuer Pty Ltd is incorporated under the laws of the Commonwealth of Australia and has its principal place of business at 5 Bowen Crescent, Melbourne, Victoria 3004, Australia.

E. Each Filer designates and appoints Corporation Service Company, 1177 Avenue of the Americas, 17th Floor, New York, NY 10036-2721, telephone (212) 299-9100 ("Agent") as the agent of such Filer upon whom may be served any process, pleadings, subpoenas, or other papers in:

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or

concerns (i) any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB on September 5, 2003 or any purchases or sales of any security in connection therewith. Each Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

F. Each person filing this Form in connection with (b) the use of Form CB stipulates and agrees to appoint a successor agent for service of process and file and amended Form F-X if the Filer discharges the Agent or the Agent is unwilling or unable to accept service on behalf of the Filer at any time until six years have elapsed following the effective date of the latest amendment to such Form CB.

Each Filer further undertakes to advise the Commission promptly of any change to the Agent's name and address during the applicable period by amendment of this Form, referencing the file number of the relevant form in conjunction with which the amendment is being filed.

Each filer certifies that it has duly caused this power of attorney, consent, stipulation and agreement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Melbourne, State of Victoria, Australia this day of , 2003.

TABCORP HOLDINGS LIMITED

By: Peter Caillard

Name: Peter Caillard
Title: Company Secretary

TABCORP INVESTMENTS NO.2 PTY LTD

By: Peter Caillard

Name: Peter Caillard
Title: Company Secretary

TABCORP ISSUER PTY LTD

By: Peter Caillard

Name: Peter Caillard
Title: Company Secretary

This statement has been signed by the following persons in the capacities and on the dates indicated.

CORPORATION SERVICE COMPANY

(Signature) Merry Wiener

Name: Merry Wiener
Title: Asst VP
(Authorized Agent)

(Date): 9/4/03, 2003